Putnam
Technology
Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-02


[GRAPHIC OMITTED: TECH DOG]


[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

Putnam Technology Fund continued to feel the effects of investors' disaffection with stocks as it closed its semiannual period on July 31, 2002, with a loss. This economic and market climate has given Putnam pause and after lengthy discussions and working sessions between Management and the Board of Trustees, your Trustees agreed to merge several funds, including your fund.

Putnam believes the merger of these funds will provide shareholders with a product that will play a consistent role in a broader investment plan. Following a shareholder vote approving the merger, your fund was merged into Putnam Voyager Fund II, which has a similar investment objective and strategy.

These are challenging times for equity investors, but history has been on the side of investors who have dared to weather even sustained periods of market retreat. We value our association with you and look forward to helping you pursue your investment objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
September 18, 2002


REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Technology Team

The six months ended July 31, 2002, have been painful for most equity investors, and those invested in the technology sector have certainly had their share of discouraging news. Over the period, a number of factors came together to work against Putnam Technology Fund and the market as a whole. In the first half of the year, the turmoil surrounding corporate America combined with a sluggish recovery unnerved many investors. As a result, the short-lived rebound in the markets, and the technology sector in particular, that occurred during the fourth quarter of 2001 and the beginning of 2002 all but vanished by March. Corporations almost universally kept their spending on new technology as low as possible. Widespread economic turbulence, when added to these negative factors, had a pronounced negative effect on the stock prices of technology companies throughout the sector. In such an environment, continuing losses are no surprise, but that does not make it any easier for us to report them to you. We would like to point out, however, that your fund's losses at NAV were less than those sustained by its main benchmark, the Goldman Sachs Technology Indexes, and by the average fund in its Lipper category. Please see page 6 for more details.

Total return for 6 months ended 7/31/02

       Class A           Class B           Class C           Class M
     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
-----------------------------------------------------------------------
  -38.25%  -41.75%  -38.50%  -41.58%  -38.23%  -38.84%  -38.29%  -40.43%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Computers                   30.9%

Software                    22.9%

Electronics                 22.5%

Technology services         10.0%

Communications equipment     9.7%

Footnote reads:
*Based on net assets as of 7/31/02. Holdings will vary over time.


* DEFENSIVE POSITIONING SOUGHT TO LIMIT FUND LOSSES

The technology sector has always been sensitive to economic trends. With the United States struggling to emerge from recession and capital spending on technology -- having dropped substantially in 2001 -- remaining basically flat in 2002, fund management positioned your fund as defensively as possible within the technology sector. At the beginning of 2002, we concentrated on large companies that are considered market leaders, but were selling at depressed valuations. These companies' greater size and scope enabled them to limit their losses more effectively that their smaller counterparts and our emphasis on them helped fund performance.

While a portion of the losses the technology sector has endured is a response to a weak economy and reduced capital spending, there has also been a general realigning of stock valuations to more accurately reflect these companies' worth. The "irrational exuberance" that drove technology stocks to new highs at the end of the 90s, in our opinion, may not yet be completely factored out of today's prices. Some technology sector stocks may still be overpriced on a historical basis. We believe that as the current environment of reduced but stable spending, along with lower expectations of technology companies continues, the stronger, more viable businesses will again begin to thrive as the economy recovers and demand for their products and services increases.

* ATTRACTIVELY VALUED STOCKS PRODUCED MIXED RESULTS

Our strategy to position the fund defensively led us to consider holdings in a number of sectors within technology: software and printing, in particular. We were focusing on low valuations, and the software sector seemed to be attractively valued relative to technology stock prices overall. The software sector had room left for declines, however, and in the second quarter of 2002, after the apparent recovery began to peter out, many software companies saw their valuations slip even lower. Your fund was overweighted in software, which consequently detracted from performance. Some software holdings within the portfolio recorded gains, such as Microsoft, which was one of your fund's best performers, but as a whole, our exposure to the software industry produced negative results.

Our analysis of valuations in the printing portion of the computer industry proved much more profitable for the fund. Lexmark, a leading producer of printers and printing supplies, fared well over the period. Part of their success, which was fairly typical of the industry, was due to a solid and stable revenue stream from the sale of ink cartridges, an area of technology spending that proved to be much more consistent than cyclical.

Fund Profile

Putnam Technology Fund is designed for investors seeking capital appreciation through investments in common stocks of companies whose products or services are related to technology. The fund may invest in companies of all sizes and at different stages of growth across a range of technology industries.

Another holding that boosted fund performance was Applied Materials, a semiconductor equipment manufacturer. We purchased stock at what we believed was an attractive valuation at the beginning of the period; after the first quarter, however, we sold it as the stock price rose to what we felt were unreasonable levels, and locked in gains.

* TEAM BELIEVES MORE FAVORABLE ENVIRONMENT IS AHEAD

After more than two straight years of losses, the light at the end of the tunnel may be approaching for the technology sector. Over-inflated stock prices within the sector have, by and large, been reduced to more reasonable levels, a trend that we believe will continue until a true recovery in the sector takes hold. We feel that the typical seasonal surge that occurs in the fourth quarter as consumers increase their spending on electronics for the holidays may be muted this year. However, we believe 2003 will bring about the beginning of a cyclical rebound for technology. We anticipate the telecommunications equipment industry will continue to prove a challenging field for investment, and may take longer to return to stability than other areas in technology. Hardware and software companies, for example, we feel are already attractive investment opportunities given our expectation of a slight seasonal rebound in the second half of 2002 and a fundamental improvement in 2003 and beyond. Overall, we believe the vast majority of the deflating process in technology stocks is over, and although it is impossible to pinpoint a bottom, we feel the opportunity for growth in the sector in the coming months could be promising.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Intel Corp.
Electronics

Microsoft Corp.
Software

Hewlett-Packard Co.
Computers

IBM Corp.
Computers

Dell Computer Corp.
Computers

Cisco Systems, Inc.
Communications equipment

Oracle Corp.
Software

Automatic Data Processing, Inc.
Technology services

Texas Instruments, Inc.
Electronics

Lexmark International, Inc.
Computers

Footnote reads:
These holdings represent 62.6% of the fund's net assets as of 7/31/02. Portfolio holdings will vary over time.


Despite recent losses, we feel the technology sector remains an important part of any diversified portfolio. Following the approval of your fund's merger with Putnam Voyager Fund II, the Putnam Large-Cap Growth and Specialty Growth teams will continue to seek out promising companies in the technology sector, while providing you with a more diversified investment.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/02, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations. The fund concentrates its investments in one group of industries and involves more risk than a fund that invests more broadly.

The fund is managed by the Putnam Technology Team. The members of the team are Paul Marrkand (Portfolio Leader), Kenneth Doerr (Portfolio Member), and Saba Malak (Portfolio Member).

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 7/31/02

                     Class A         Class B         Class C         Class M
(inception dates)   (6/14/00)       (6/14/00)       (6/14/00)       (6/14/00)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -38.25% -41.75% -38.50% -41.58% -38.23% -38.84% -38.29% -40.43%
------------------------------------------------------------------------------
1 year          -43.64  -46.82  -44.22  -47.01  -43.97  -44.53  -43.86  -45.76
------------------------------------------------------------------------------
Life of fund    -73.41  -74.95  -73.88  -74.67  -73.77  -73.77  -73.65  -74.57
Annual average  -46.28  -47.76  -46.73  -47.49  -46.62  -46.62  -46.51  -47.40
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/02

                         Goldman Sachs    Standard & Poor's
                          Technology    500[REGISTRATION MARK]    Consumer
                           Indexes             Index             price index
------------------------------------------------------------------------------
6 months                   -39.72%           -18.74%               1.30%
------------------------------------------------------------------------------
1 year                     -44.25            -23.63                1.41
------------------------------------------------------------------------------
Life of fund               -74.62            -36.22                4.90
Annual average             -47.47            -19.03                2.23
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

LIPPER INFORMATION:
The average cumulative return for the 408 funds in the Lipper Science & Technology Funds category over the 6 months ended 7/31/02 was -39.97%. Over the 1-year and life of fund periods ended 7/31/02, annualized returns for the category were -45.94% and -47.29%, respectively.

PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 7/31/02

                    Class A         Class B         Class C      Class M
------------------------------------------------------------------------------
Share value:       NAV     POP         NAV           NAV       NAV     POP
------------------------------------------------------------------------------
1/31/02          $3.66   $3.88       $3.61         $3.61     $3.63   $3.76
------------------------------------------------------------------------------
7/31/02           2.26    2.40        2.22          2.23      2.24    2.32
------------------------------------------------------------------------------
*The fund did not make any distributions during this period.


TOTAL RETURN FOR PERIODS ENDED 6/30/02 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (6/14/00)       (6/14/00)       (6/14/00)       (6/14/00)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -30.08% -34.12% -30.23% -33.71% -30.42% -31.12% -30.34% -32.79%
------------------------------------------------------------------------------
1 year          -41.76  -45.08  -42.16  -45.05  -42.16  -42.73  -42.19  -44.27
------------------------------------------------------------------------------
Life of fund    -70.47  -72.17  -70.94  -71.81  -70.94  -70.94  -70.82  -71.85
Annual average  -44.91  -46.49  -45.34  -46.15  -45.34  -45.34  -45.24  -46.19
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


COMPARATIVE BENCHMARKS

Goldman Sachs Technology Indexes* are an unmanaged series of benchmarks that measure the technology sector.

S &P 500 Index* is an unmanaged index of common stock performance.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

*Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
July 31, 2002 (Unaudited)

COMMON STOCKS (95.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
Commercial and Consumer Services (1.3%)
-------------------------------------------------------------------------------------------------------------------
             23,600 Paychex, Inc.                                                                          $620,916
             18,700 Tech Data Corp. (NON)                                                                   627,385
                                                                                                      -------------
                                                                                                          1,248,301

Communications Equipment (9.4%)
-------------------------------------------------------------------------------------------------------------------
            422,495 Cisco Systems, Inc. (NON)                                                             5,572,709
             26,900 Comverse Technology, Inc. (NON)                                                         214,124
             91,700 Nokia OYJ ADR (Finland)                                                               1,137,080
            410,000 Nortel Networks Corp. (Canada) (NON)                                                    397,700
             54,109 QUALCOMM, Inc. (NON)                                                                  1,486,915
            241,200 Telefonaktiebolaget LM Ericsson AB ADR (Sweden) (NON)                                   231,552
                                                                                                      -------------
                                                                                                          9,040,080

Computers (30.9%)
-------------------------------------------------------------------------------------------------------------------
             28,400 Brocade Communications Systems, Inc. (NON)                                              532,500
            274,700 Dell Computer Corp. (NON)                                                             6,848,271
            274,300 EMC Corp. (NON)                                                                       2,057,250
            505,110 Hewlett-Packard Co.                                                                   7,147,307
            100,550 IBM Corp.                                                                             7,078,720
             71,600 Lexmark International, Inc. (NON)                                                     3,499,808
             27,900 NCR Corp. (NON)                                                                         734,049
             62,700 Network Appliance, Inc. (NON)                                                           530,442
            331,700 Sun Microsystems, Inc. (NON)                                                          1,300,264
                                                                                                      -------------
                                                                                                         29,728,611

Electronics (22.5%)
-------------------------------------------------------------------------------------------------------------------
             24,200 Analog Devices, Inc. (NON)                                                              583,220
             15,900 Celestica, Inc. (Canada) (NON)                                                          341,055
            489,400 Intel Corp.                                                                           9,195,827
             15,400 International Rectifier Corp. (NON)                                                     355,124
             19,600 Jabil Circuit, Inc. (NON)                                                               348,684
             46,800 Linear Technology Corp.                                                               1,267,344
             24,300 Marvell Technology Group, Ltd. (Bermuda) (NON)                                          461,700
             48,400 Maxim Integrated Products, Inc. (NON)                                                 1,702,712
            286,000 Motorola, Inc.                                                                        3,317,600
            174,000 Texas Instruments, Inc.                                                               4,028,100
                                                                                                      -------------
                                                                                                         21,601,366

Software (22.0%)
-------------------------------------------------------------------------------------------------------------------
             19,300 Adobe Systems, Inc.                                                                     462,428
             18,700 Amdocs, Ltd. (Guernsey) (NON)                                                           137,445
             48,600 BEA Systems, Inc. (NON)                                                                 269,730
            107,200 BMC Software, Inc. (NON)                                                              1,441,840
            141,300 Computer Associates International, Inc.                                               1,319,742
             24,800 Electronic Arts, Inc. (NON)                                                           1,492,464
             19,800 Mercury Interactive Corp. (NON)                                                         507,276
            169,600 Microsoft Corp. (NON)                                                                 8,137,408
            437,100 Oracle Corp. (NON)                                                                    4,374,934
             49,700 PeopleSoft, Inc. (NON)                                                                  893,606
             77,100 Rational Software Corp. (NON)                                                           518,112
            107,900 Siebel Systems, Inc. (NON)                                                            1,014,260
             35,800 VERITAS Software Corp. (NON)                                                            602,514
                                                                                                      -------------
                                                                                                         21,171,759

Technology Services (8.9%)
-------------------------------------------------------------------------------------------------------------------
            114,600 Automatic Data Processing, Inc.                                                       4,273,434
             39,800 BISYS Group, Inc. (The) (NON)                                                           919,380
             21,600 Convergys Corp. (NON)                                                                   326,592
             60,900 Electronic Data Systems Corp.                                                         2,239,293
             80,742 KPMG Consulting, Inc. (NON)                                                             851,021
                                                                                                      -------------
                                                                                                          8,609,720
                                                                                                      -------------
                    Total Common Stocks (cost $128,345,219)                                             $91,399,837

CONVERTIBLE PREFERRED STOCKS (3.4%) (a) (NON)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            125,000 Bowstreet, Inc. Ser. D, 7.00% cum. cv. pfd.
                    (acquired 10/25/00, cost $1,500,000) (RES)                                              $93,750
            185,528 Centerpoint Broadband Technologies, Inc. Ser. D,
                    $0.86 cv. pfd. (acquired 10/19/00, cost $1,999,992) (RES)                                 1,855
            319,387 CommVault Systems zero % cv. pfd. (acquired 1/30/02,
                    cost $1,000,001) (RES)                                                                  948,579
             97,860 Convergent Networks, Inc. Ser. D, zero % cv. pfd.
                    (acquired 9/19/00, cost $1,600,011) (RES)                                               161,469
             70,818 Epicentric, Inc. Ser. D, $0.381 cv. pfd. (acquired 3/7/01,
                    cost $337,094) (RES)                                                                    265,568
            170,455 Hyperchip, Inc. Ser. C, 8.00% cv. pfd. (acquired 9/5/00,
                    cost $150,000) (RES)                                                                     37,500
             50,000 Lightwave Microsystems Corp. Ser. G, $0.80 cv. pfd.
                    (acquired 10/19/00, cost $500,000) (RES)                                                 25,000
            227,459 MarketSoft Software Corp. Ser. D, zero % cv. pfd.
                    (acquired 12/7/00, cost $1,110,000) (RES)                                               454,918
            294,117 NuTool, Inc. Ser. C, $0.27 cv. pfd. (acquired 11/15/00,
                    cost $999,998) (RES)                                                                  1,149,997
            122,060 Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired 7/27/00,
                    cost $528,166) (RES)                                                                     48,824
             30,246 Vivace Networks, Inc. Ser. C, $0.583 cv. pfd. (acquired 9/7/00,
                    cost $293,991) (RES)                                                                     88,318
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $10,019,253)                                $3,275,778

SHORT-TERM INVESTMENTS (2.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
           $476,396 Short-term investments held as collateral for loaned securities with yields ranging from 1.77% to 2.03% and due dates
                    ranging from August 1, 2002 to September 19, 2002 (d)                                  $476,140
          2,128,187 Short-term investments held in Putnam commingled cash account with yields ranging from 1.70% to 1.84% and due dates ranging
                    from August 1, 2002 to September 25, 2002 (d)                                         2,128,187
                                                                                                      -------------
                    Total Short-Term Investments (cost $2,604,327)                                       $2,604,327
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $140,968,799) (b)                                           $97,279,942
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $96,170,809.

  (b) The aggregate identified cost on a tax basis is $162,188,902, resulting in gross unrealized appreciation and depreciation of $1,187,717 and $66,096,677, respectively, or net unrealized depreciation of $64,908,960.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2002 was $3,275,778 or 3.4% of net assets.

  (d) See footnote 1 to the financial statements.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
July 31, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $450,633 of securities on loan
(identified cost $140,968,799) (Note 1)                                         $97,279,942
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            11,446
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               42,185
-------------------------------------------------------------------------------------------
Total assets                                                                     97,333,573

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                     55,863
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          157,276
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         86,668
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           44,151
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         4,482
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            538
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               50,006
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                  476,140
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              287,640
-------------------------------------------------------------------------------------------
Total liabilities                                                                 1,162,764
-------------------------------------------------------------------------------------------
Net assets                                                                      $96,170,809

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 343,662,218
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                         (1,510,269)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (202,292,283)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                      (43,688,857)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                     $96,170,809

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($50,806,369 divided by 22,469,139 shares)                                            $2.26
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $2.26)*                                $2.40
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($35,760,043 divided by 16,081,426 shares)**                                          $2.22
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($5,722,762 divided by 2,571,035 shares)**                                            $2.23
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,706,397 divided by 762,466 shares)                                                $2.24
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $2.24)*                                $2.32
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($2,175,238 divided by 959,856 shares)                                                $2.27
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended July 31, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,040)                                           $201,579
-------------------------------------------------------------------------------------------
Interest                                                                             49,048
-------------------------------------------------------------------------------------------
Securities lending                                                                    2,698
-------------------------------------------------------------------------------------------
Total investment income                                                             253,325

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    703,725
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      207,716
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     7,546
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,791
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                94,145
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               255,085
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                43,333
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 9,890
-------------------------------------------------------------------------------------------
Reports to shareholders                                                              97,305
-------------------------------------------------------------------------------------------
Postage                                                                             127,780
-------------------------------------------------------------------------------------------
Other                                                                               218,154
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,768,470
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (4,876)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,763,594
-------------------------------------------------------------------------------------------
Net investment loss                                                              (1,510,269)
-------------------------------------------------------------------------------------------
Net realized loss on investments  (Notes 1 and 3)                               (19,308,240)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                    (45,171,677)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (64,479,917)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                           $(65,990,186)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                          July 31            January 31
                                                                             2002*                 2002
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment loss                                                   $(1,510,269)          $(3,186,372)
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                      (19,308,240)          (98,901,722)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                            (45,171,677)           (4,100,852)
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                  (65,990,186)         (106,188,946)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)          (19,280,216)           48,848,077
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (85,270,402)          (57,340,869)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                   181,441,211           238,782,080
-------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment loss
of $1,510,269 and $--, respectively)                                  $96,170,809          $181,441,211
-------------------------------------------------------------------------------------------------------

* Unaudited.

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------
                                    Six months
                                       ended        Year    For the period
Per-share                             July 31       ended   June 14, 2000+
operating performance               (Unaudited)  January 31  to January 31
---------------------------------------------------------------------------
                                        2002         2002         2001
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $3.66        $6.31        $8.50
---------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------
Net investment loss (a)                 (.03)        (.06)        (.07)
---------------------------------------------------------------------------
Net realized and unrealized
loss on investments                    (1.37)       (2.59)       (2.12)
---------------------------------------------------------------------------
Total from
investment operations:                 (1.40)       (2.65)       (2.19)
---------------------------------------------------------------------------
Net asset value,
end of period                          $2.26        $3.66        $6.31
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (38.25)*     (42.00)      (25.76)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $50,806      $97,486     $125,570
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.09*        1.79         1.16*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.91)*      (1.50)        (.98)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 33.65*      193.95       185.25*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------
                                    Six months
                                      ended        Year    For the period
Per-share                            July 31       ended   June 14, 2000+
operating performance              (Unaudited)  January 31  to January 31
---------------------------------------------------------------------------
                                        2002         2002         2001
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $3.61        $6.28        $8.50
---------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------
Net investment loss (a)                 (.04)        (.09)        (.10)
---------------------------------------------------------------------------
Net realized and unrealized
loss on investments                    (1.35)       (2.58)       (2.12)
---------------------------------------------------------------------------
Total from
investment operations:                 (1.39)       (2.67)       (2.22)
---------------------------------------------------------------------------
Net asset value,
end of period                          $2.22        $3.61        $6.28
---------------------------------------------------------------------------
Total return at
net asset value  (%)(b)               (38.50)*     (42.52)      (26.12)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $35,760      $64,608      $91,914
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.47*        2.54         1.63*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.28)*      (2.25)       (1.45)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 33.65*      193.95       185.25*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                   Six months
                                      ended        Year    For the period
Per-share                            July 31       ended   June 14, 2000+
operating performance              (Unaudited)  January 31  to January 31
---------------------------------------------------------------------------
                                        2002         2002         2001
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $3.61        $6.28        $8.50
---------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------
Net investment loss (a)                 (.04)        (.09)        (.10)
---------------------------------------------------------------------------
Net realized and unrealized
loss on investments                    (1.34)       (2.58)       (2.12)
---------------------------------------------------------------------------
Total from
investment operations:                 (1.38)       (2.67)       (2.22)
---------------------------------------------------------------------------
Net asset value,
end of period                          $2.23        $3.61        $6.28
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (38.23)*     (42.52)      (26.12)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $5,723      $11,869      $16,395
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.47*        2.54         1.63*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.28)*      (2.25)       (1.45)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 33.65*      193.95       185.25*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------
                                    Six months
                                       ended        Year     For the period
Per-share                             July 31      ended     June 14, 2000+
operating performance               (Unaudited)  January 31   to January 31
---------------------------------------------------------------------------
                                        2002         2002         2001
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $3.63        $6.29        $8.50
---------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------
Net investment loss (a)                 (.03)        (.08)        (.09)
---------------------------------------------------------------------------
Net realized and unrealized
loss on investments                    (1.36)       (2.58)       (2.12)
---------------------------------------------------------------------------
Total from
investment operations:                 (1.39)       (2.66)       (2.21)
---------------------------------------------------------------------------
Net asset value,
end of period                          $2.24        $3.63        $6.29
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (38.29)*     (42.29)      (26.00)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,706       $3,271       $4,903
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.34*        2.29         1.48*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.16)*      (2.00)       (1.28)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 33.65*      193.95       185.25*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------
                                    Six months
                                      ended     For the period
Per-share                            July 31     July 2, 2001+
operating performance              (Unaudited)   to January 31
--------------------------------------------------------------
                                        2002         2002
--------------------------------------------------------------
Net asset value,
beginning of period                    $3.66        $4.31
--------------------------------------------------------------
Investment operations:
--------------------------------------------------------------
Net investment loss (a)                 (.02)        (.03)
--------------------------------------------------------------
Net realized and unrealized
loss on investments                    (1.37)        (.62)
--------------------------------------------------------------
Total from
investment operations:                 (1.39)        (.65)
--------------------------------------------------------------
Net asset value,
end of period                          $2.27        $3.66
--------------------------------------------------------------
Total return at
net asset value (%)(b)                (37.98)*     (15.08)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,175       $4,207
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .97*         .90*
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.78)*       (.75)*
--------------------------------------------------------------
Portfolio turnover (%)                 33.65*      193.95
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
July 31, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam Technology Fund (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund's investment objective is to seek capital appreciation. The fund intends to achieve this objective by investing mainly in common stocks of U.S. companies in the technology industries that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, believes offer the opportunity for growth.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares are sold to certain eligible purchasers including participants in defined contribution plans (including corporate IRA's), certain college savings plans, bank trust departments and trust companies and other defined contribution plans subject to minimum requirements.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At July 31, 2002, the value of securities loaned amounted to $450,633. The fund received cash collateral of $476,140 which is pooled with collateral of other Putnam funds into 33 issuers of high-grade short-term investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended July 31, 2002, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At January 31, 2002, the fund had a capital loss carryover of approximately $156,426,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $16,760,000    January 31, 2009
   139,666,000    January 31, 2010

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At July 31, 2002, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended July 31, 2002, the fund's expenses were reduced by $4,876 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $766 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended July 31, 2002, Putnam Retail Management, acting as underwriter received net commissions of $28,848 and $714 from the sale of class A and class M shares, respectively, and received $88,590 and $2,328 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended July 31, 2002, Putnam Retail Management, acting as underwriter received $3,190 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended July 31, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $45,413,812 and $59,969,304, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:




                                            Six months ended July 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,776,595         $11,960,136
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             3,776,595          11,960,136

Shares repurchased                          (7,966,960)        (23,467,725)
---------------------------------------------------------------------------
Net decrease                                (4,190,365)       $(11,507,589)
---------------------------------------------------------------------------

                                               Year ended January 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,839,289         $78,899,149
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            19,839,289          78,899,149

Shares repurchased                         (13,078,061)        (51,799,419)
---------------------------------------------------------------------------
Net increase                                 6,761,228         $27,099,730
---------------------------------------------------------------------------

                                            Six months ended July 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,558,208          $7,731,203
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             2,558,208           7,731,203

Shares repurchased                          (4,378,552)        (12,520,063)
---------------------------------------------------------------------------
Net decrease                                (1,820,344)        $(4,788,860)
---------------------------------------------------------------------------

                                               Year ended January 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,083,715         $39,423,196
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            10,083,715          39,423,196

Shares repurchased                          (6,820,654)        (25,762,432)
---------------------------------------------------------------------------
Net increase                                 3,263,061         $13,660,764
---------------------------------------------------------------------------

                                            Six months ended July 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    290,744            $906,403
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                               290,744             906,403

Shares repurchased                          (1,004,785)         (2,971,881)
---------------------------------------------------------------------------
Net decrease                                  (714,041)        $(2,065,478)
---------------------------------------------------------------------------

                                               Year ended January 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,007,671          $7,608,495
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             2,007,671           7,608,495

Shares repurchased                          (1,332,305)         (4,946,374)
---------------------------------------------------------------------------
Net increase                                   675,366          $2,662,121
---------------------------------------------------------------------------

                                            Six months ended July 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    179,911            $586,715
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                               179,911             586,715

Shares repurchased                            (319,110)           (920,197)
---------------------------------------------------------------------------
Net decrease                                  (139,199)          $(333,482)
---------------------------------------------------------------------------

                                               Year ended January 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    557,065          $2,173,901
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                               557,065           2,173,901

Shares repurchased                            (434,751)         (1,643,931)
---------------------------------------------------------------------------
Net increase                                   122,314            $529,970
---------------------------------------------------------------------------

                                            Six months ended July 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    756,485          $2,307,186
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                               756,485           2,307,186

Shares repurchased                            (945,629)         (2,891,993)
---------------------------------------------------------------------------
Net decrease                                  (189,144)          $(584,807)
---------------------------------------------------------------------------

                                               For the period July 2, 2001
                                           (commencement of operations) to
                                                          January 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,647,426          $6,624,879
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             1,647,426           6,624,879

Shares repurchased                            (498,426)         (1,729,387)
---------------------------------------------------------------------------
Net increase                                 1,149,000          $4,895,492
---------------------------------------------------------------------------

Note 5
Actions by Shareholders

On September 12, 2002 the shareholders of Putnam Technology Fund approved the merger of the fund into Putnam Voyager Fund II. The transaction is scheduled to occur in late September 2002.


SHAREHOLDER MEETING

A proposal to approve a merger of your fund into Putnam Voyager Fund II was approved on September 12, 2002, as follows:

For        16,498,162 shares    84.917%
Against     2,119,473 shares    10.909%
Abstain       811,050 shares     4.174%

All tabulations are rounded to the nearest whole number.



SERVICES FOR SHAREHOLDERS


HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account. (Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Balanced Fund *
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Century Growth Fund *
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Technology Fund *
Vista Fund
Voyager Fund
Voyager Fund II

BLEND FUNDS

Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
International Growth Fund
International Voyager Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Balanced Retirement Fund *
Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund *
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund +

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund +
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund [SECTION MARK]
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund [SECTION MARK]
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio




* In anticipation of mergers expected later this year, these funds are closed to new investors.

+ Closed to new investors.

[SECTION MARK] An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Michael T. Healy
Assistant Treasurer and  Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Brian O'Toole
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Technology Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA073-84001  2SG  9/02



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Technology Fund
Supplement to Semiannual Report dated 7/31/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 7/31/02

                                                         NAV
6 months                                              -37.98%
1 year                                                -43.39%
Life of fund (since class A inception, 6/14/00)       -73.29%
Annual average                                        -46.17%

Share value:                                             NAV
1/31/02                                                 $3.66
7/31/02                                                 $2.27
----------------------------------------------------------------------------
Distributions: The fund did not make any distributions during this period.
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



Putnam
International
Fund 2000

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-02

[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 7/31/02. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 1/31/03.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
July 31, 2002 (Unaudited)

COMMON STOCKS (99.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
Australia (2.8%)
-------------------------------------------------------------------------------------------------------------------
              6,622 Brambles Industries, Ltd.                                                               $29,040
              2,365 News Corp., Ltd. (The) ADR                                                               47,655
                                                                                                      -------------
                                                                                                             76,695

Canada (1.0%)
-------------------------------------------------------------------------------------------------------------------
                737 Four Seasons Hotels, Inc.                                                                28,153

Denmark (3.9%)
-------------------------------------------------------------------------------------------------------------------
              5,912 Danske Bank A/S                                                                         106,904

France (12.2%)
-------------------------------------------------------------------------------------------------------------------
                981 Bouygues SA                                                                              22,551
              1,005 Sanofi-Synthelabo SA                                                                     59,309
              1,266 TotalFinaElf SA Class B                                                                 183,056
              2,858 Vivendi Environnement                                                                    66,568
                                                                                                      -------------
                                                                                                            331,484

Germany (10.6%)
-------------------------------------------------------------------------------------------------------------------
                532 Adidas-Salomon AG                                                                        40,939
              4,350 Deutsche Telekom AG                                                                      49,466
              2,899 Metro AG                                                                                 75,026
                621 Muenchener Rueckversicherungs-Gesellschaft AG                                           122,362
                                                                                                      -------------
                                                                                                            287,793

Italy (1.8%)
-------------------------------------------------------------------------------------------------------------------
             15,845 Snam Rete Gas SpA                                                                        44,191
              1,809 Snam Rete Gas SpA 144A                                                                    5,045
                                                                                                      -------------
                                                                                                             49,236

Japan (15.3%)
-------------------------------------------------------------------------------------------------------------------
              3,000 Canon, Inc.                                                                             101,720
              1,000 Fuji Photo Film Companies, Ltd.                                                          30,984
                 44 NTT DoCoMo, Inc.                                                                         98,113
                400 Obic Co., Ltd.                                                                           81,811
              4,400 Toyota Motor Corp.                                                                      105,278
                                                                                                      -------------
                                                                                                            417,906

Netherlands (6.4%)
-------------------------------------------------------------------------------------------------------------------
              6,029 ING Groep NV                                                                            130,616
              3,640 Reed Elsevier NV                                                                         44,782
                                                                                                      -------------
                                                                                                            175,398

Singapore (3.1%)
-------------------------------------------------------------------------------------------------------------------
              8,000 Singapore Press Holdings, Ltd.                                                           84,005

South Korea (9.0%)
-------------------------------------------------------------------------------------------------------------------
              2,750 KT Corp. ADR                                                                             56,155
              1,400 Samsung Electronics Co., Ltd. 144A GDR (NON)                                            190,400
                                                                                                      -------------
                                                                                                            246,555

Spain (6.8%)
-------------------------------------------------------------------------------------------------------------------
              9,286 Altadis SA                                                                              183,882

Switzerland (12.3%)
-------------------------------------------------------------------------------------------------------------------
              2,082 Ciba Specialty Chemicals AG                                                             144,047
              4,691 Cie Financier Richemont AG                                                               86,442
                405 Holcim, Ltd. Class B                                                                     77,911
                 50 Synthes-Stratec, Inc.                                                                    26,831
                                                                                                      -------------
                                                                                                            335,231

Taiwan (1.7%)
-------------------------------------------------------------------------------------------------------------------
              6,910 ASE Test, Ltd. (NON)                                                                     46,159

United Kingdom (12.4%)
-------------------------------------------------------------------------------------------------------------------
              2,693 AstraZeneca PLC                                                                          96,330
              3,248 Rio Tinto PLC                                                                            55,807
              3,700 South African Breweries PLC                                                              25,429
             50,125 Vodafone Group PLC                                                                       75,946
             10,954 WPP Group PLC                                                                            82,984
                                                                                                      -------------
                                                                                                            336,496
                                                                                                      -------------
                    Total Common Stocks (cost $2,768,442)                                                $2,705,897

SHORT-TERM INVESTMENTS (2.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            $28,673 Short-term investments held in Putnam commingled
                    cash account with yields ranging from 1.70% to 1.84%
                    and due dates ranging from August 1, 2002 to
                    September 25, 2002 (d)                                                                  $28,673
             52,003 Short-term investments held as collateral for loaned securities with yields ranging from 1.77% to 2.03% and
                    due dates ranging from August 1, 2002 to
                    September 19, 2002 (d)                                                                   51,975
                                                                                                      -------------
                    Total Short-Term Investments (cost $80,648)                                             $80,648
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,849,090) (b)                                              $2,786,545
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,725,946.

  (b) The aggregate identified cost on a tax basis is $2,861,522, resulting in gross unrealized appreciation and depreciation of $264,039 and $339,016, respectively, or net unrealized depreciation of $74,977.

(NON) Non-income-producing security.

  (d) See footnote 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American
      Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      The fund had the following industry group concentration greater than 10% at July 31, 2002 (as a percentage of net assets):

          Telecommunications        10.3%

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
July 31, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $49,748 of securities on loan
(identified cost $2,849,090) (Note 1)                                            $2,786,545
-------------------------------------------------------------------------------------------
Foreign currency (cost $51)                                                              51
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             9,389
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       14,841
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                        805
-------------------------------------------------------------------------------------------
Total assets                                                                      2,811,631

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     11,524
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              857
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           918
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7
-------------------------------------------------------------------------------------------
Payable for offering costs (Note 1)                                                   2,000
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   51,975
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               18,404
-------------------------------------------------------------------------------------------
Total liabilities                                                                    85,685
-------------------------------------------------------------------------------------------
Net assets                                                                       $2,725,946

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                   4,509,169
-------------------------------------------------------------------------------------------
Accumulated net investment income (Note 1)                                           14,785
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                   (1,736,480)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                   (61,528)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                      $2,725,946

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,725,946 divided by 459,152 shares)                                                $5.94
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $5.94)*                                $6.30
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended July 31, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $5,238)                                            $41,013
-------------------------------------------------------------------------------------------
Interest                                                                                779
-------------------------------------------------------------------------------------------
Securities lending                                                                       47
-------------------------------------------------------------------------------------------
Total investment income                                                              41,839

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     16,296
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,795
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       924
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               3,304
-------------------------------------------------------------------------------------------
Auditing                                                                             13,821
-------------------------------------------------------------------------------------------
Legal                                                                                 3,791
-------------------------------------------------------------------------------------------
Other                                                                                    59
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (14,122)
-------------------------------------------------------------------------------------------
Total expenses                                                                       26,888
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (205)
-------------------------------------------------------------------------------------------
Net expenses                                                                         26,683
-------------------------------------------------------------------------------------------
Net investment income                                                                15,156
-------------------------------------------------------------------------------------------
Net realized loss on investments  (Notes 1 and 3)                                  (130,958)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (3,364)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign
currencies during the period                                                          1,237
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                        (14,581)
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (147,666)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(132,510)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                          July 31            January 31
                                                                            2002*                  2002
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                              $15,156               $(6,469)
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                             (134,322)           (1,374,872)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                         (13,344)             (152,785)
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                     (132,510)           (1,534,126)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)           (2,631,939)               32,176
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (2,764,449)           (1,501,950)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                     5,490,395             6,992,345
-------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment income
and loss of $14,785 and $371, respectively)                            $2,725,946            $5,490,395
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------
                                     Six months
                                       ended                 For the period
Per-share                             July 31    Year ended   May 30, 2000+
operating performance               (Unaudited)  January 31   to January 31
---------------------------------------------------------------------------
                                        2002         2002         2001
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.31        $8.02        $8.50
---------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------
Net investment income (loss)(a)(b)       .03         (.01)        (.01)
---------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.40)       (1.70)        (.46)
---------------------------------------------------------------------------
Total from
investment operations                   (.37)       (1.71)        (.47)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From return of capital                    --           --         (.01)
---------------------------------------------------------------------------
Total distributions                       --           --         (.01)
---------------------------------------------------------------------------
Net asset value,
end of period                          $5.94        $6.31        $8.02
---------------------------------------------------------------------------
Total return at
net asset value (%)(c)                 (5.86)*     (21.32)       (5.48)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,726       $5,490       $6,992
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)             .82*        1.65         1.12*
---------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(a)             .46*        (.10)        (.19)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 24.62*      124.23       115.16*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund for the periods ended
    July 31, 2002, January 31, 2002 and January 31, 2001 reflect a reduction of 0.43%, 0.15% and 0.44% based on average net assets per class A share, respectively. The fund is currently sold on a limited basis with limited assets. (Note 2)

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
July 31, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam International Fund 2000 (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks of a relatively small number of companies outside the United States which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, believes are currently undervalued.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At July 31, 2002, the value of securities loaned amounted to $49,748. The fund received cash collateral of $51,975 which is pooled with collateral of other Putnam funds into 33 issuers of high grade short-term investments.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended July 31, 2002, year, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At January 31, 2002, the fund had a capital loss carryover of approximately $1,497,000 available to the extent allowed by tax law to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
       $10,000    January 31, 2009
     1,487,000    January 31, 2010

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Offering costs The offering costs of $2,000 have been fully amortized on a straight line basis as of January 31, 2002. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through January 31, 2003, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC, and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended July 31, 2002, the fund's expenses were reduced by $205 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate of up to 0.35% of the fund's average net assets. The Trustees currently have not approved payments under the Plan.

For the six months ended July 31, 2002, Putnam Retail Management, acting as underwriter received no monies from the sale of class A shares. A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the six months ended July 31, 2002, Putnam Retail Management, acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended July 31, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $841,904 and $3,301,401, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended July 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                      4,671             $30,087
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                                 4,671              30,087

Shares repurchased                            (416,245)         (2,662,026)
---------------------------------------------------------------------------
Net decrease                                  (411,574)        $(2,631,939)
---------------------------------------------------------------------------

                                               Year ended January 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    148,202          $1,014,114
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                               148,202           1,014,114

Shares repurchased                            (149,570)           (981,938)
---------------------------------------------------------------------------
Net increase (decrease)                         (1,368)            $32,176
---------------------------------------------------------------------------

At July 31, 2002, Putnam, LLC owned 353,585 of class A shares of the fund (77.0% of class A shares outstanding), valued at $2,100,295.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Omid Kamshad
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam International Fund 2000. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

84002  2SL  9/02